OTHER INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 2,385	$ 2,161